UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                       Washington DC 20549

                           FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                 REGISTERED MANAGEMENT COMPANY


          Investment Company Act file number:  811-08763

          Name of registrant: MH Elite Portfolio of Funds, Inc.

          Address: 220 Russell Avenue
                   Rahway, NJ 07065

          Agent for service: MH Elite Portfolio of Funds, Inc.
                             220 Russell Avenue
                             Rahay, NJ 07065

          Registrant's telephone number, including area code: 1-800-318-7969


Date of fiscal year end:   December 31

Date of reporting period:  March 31, 2010

Item 1:  Schedule of Investments

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                     Schedule of Portfolio of Investments
                                 March 31, 2010


   Mutual Funds                                        Quantity         Value

	Schneider Small Cap Value	                20,643	    $  324,922
        Parnassus Small Cap 	                        12,876	       257,529
        Allianz NFJ Small Cap Value I	                 9,663	       254,707
        Perkins Small Cap Value I 	                11,095	       248,299
        Keeley Small Cap Value I	                11,500	       244,950
        Royce Micro Cap Inv	                        15,552	       223,325
        T Rowe Price Small Cap Value 	                 6,955	       220,972
        Pacific Advisors Small Cap A 	                 7,853	       219,267
        Royce 100 Inv 	                                24,282	       206,398
        TFS Small Cap 	                                16,452         189,359
        Schroder US Opportunities Inv 	                 8,887	       185,470
        American Century Small Cap Value Inv	        22,843	       183,202
        Royce Value Plus Svc 	                        15,000	       177,300
        Brown Capital Management Small Co I 	         4,721	       172,088
        TCW Small Cap Growth I	                         6,512	       167,033



                                                                   -----------

	Total Mutual Funds 		                             3,274,821
                                                                   -----------

   Exchange Traded Funds

      Ishares Russell 2000 Index	                 3,000	       203,408
      Ishares Russell 2000 Value Index                   2,000         127,680

                                                                   -----------
   Total Exchange Traded Funds                                         331,088


   Short-Term Securities

	Shareholder Services Group Money Market		                 6,901
                                                                   -----------

   Total Investments in Securities			             3,612,810


   Other assets 			                                60,786
                                                                   -----------

   Net Assets			                                  $  3,673,596

                                                                    ==========

-------------------------------------------------------------------------------

                           MH Elite Portfolio of Funds, Inc.

                               MH Elite Fund of Funds
                         Schedule of Portfolio of Investments
                                    March 31, 2010


   Mutual Funds 		                       Quantity	        Value

 	Fairholme	                                11,861	       402,810
        Amana Growth	                                15,589	       348,264
        Primecap Odyssey Growth 	                23,355	       332,804
        Amana Income	                                11,213	       330,115
        Janus Contrarian J	                        23,010	       329,043
 	Mainstay ICAP Select Equity I	                 9,852	       318,604
 	Wasatch First Source Income Equity 	        23,118	       304,923
 	BB&T Equity Income I	                        23,476	       300,254
 	Columbia Value and Restructuring Z	         6,546	       292,347
 	Artisan Mid Cap Value	                        15,527	       288,032
 	American Funds Fundamental Inv F2	         8,397	       285,660
 	BlackRock Equity Dividend I	                17,148	       280,876
 	Dodge & Cox Stock	                         2,738	       279,813
 	Schneider Value	                                20,095	       273,293
 	Hartford Capital Appreciation I	                 8,447	       268,938
 	Parnassus 	                                 7,035	       262,391
 	Fidelity Leveraged Co Stk	                 9,736	       239,984
 	Jordon Opportunity	                        21,708	       236,179
 	Blackrock US Opportunities I	                 6,339	       227,132
 	Fidelity Select Consumer Staples	         2,522	       161,024


                                                                   -----------

	Total Mutual Funds 		                             5,762,486
                                                                   -----------

   Short-Term Securities

	Shareholder Services Group Money Market                        105,640
                                                                   -----------

   Total Investments in Securities			             5,868,126


   Other assets 			                                19,788
                                                                   -----------

   Net Assets			                                   $ 5,887,914

                                                                   ===========

-------------------------------------------------------------------------------

                        MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                     Schedule of Portfolio of Investments
                                  March 31, 2010

   Mutual Funds and Exchange Traded Funds	       Quantity	        Value

        TFS Market Neutral	                        17,250	       267,541
        Permanent Portfolio 	                         5,495	       218,336
        T. Rowe Price Latin America 	                 4,310	       212,001
        Metzler/Payden European Emerging Markets 	 7,167	       201,404
        Janus Overseas J	                         3,626	       167,173
        Lazard Emerging Markets Equity I	         8,733	       166,808
        Oppenheimer Developing Markets Y	         5,583	       163,418
        Allianz NFJ International Value I	         8,325 	       160,083
        Ivy Asset Strategy Y 	                         7,020	       157,671
        Blackrock Global Allocation I	                 8,366	       152,842
        Harbor International I	                         2,661	       146,956
        Blackrock International Opportunities I	         4,498	       143,532
        T. Rowe Price Health Sciences 	                 4,765	       135,844
        T. Rowe Price International Discovery	         3,422	       130,464
        Manning & Napier World Opportunities A	        15,508	       129,029
        Blackrock Health Sciences Opportunities A 	 4,142	       121,581
        USAA Precious Metals and Minerals	         3,545	       119,339
        Mutual Global Discovery Z	                 3,563	       100,785
        PIMCO Global Multi Asset I	                 8,811	        98,678
        MFS Utilities A                                  6,527	        96,607
        CGM Realty 	                                 4,055	        94,966
        T. Rowe Price Media & Telecommunications	 2,024	        87,915
        CGM Focus	                                 2,413	        74,123
        Vanguard Energy 	                         1,096	        65,099


                                                                   -----------

	Total Mutual Funds 		                             3,412,195
                                                                   -----------
   Exchange Traded Funds

      BLDRS Emerging Markets 50 Adr Index	         3,100	       136,400
                                                                   -----------
      Total Exchange Traded Funds                                      136,400

   Short-Term Securities

	Shareholder Services Group Money Market                        197,523
                                                                   -----------

   Total Investments in Securities			             3,746,118


   Other assets 			                                77.089
                                                                   -----------

   Net Assets			                                   $ 3,823,707
                                                                   ===========

-------------------------------------------------------------------------------


In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity"s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied.

The Fund determined the adaption of FAS 157 had no effect on its financial statements. All securities purchased by the Fund trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Fund securities on a daily basis. Various inputs are used in determining the value of the Fund"s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund"s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds" net assets as of March 31, 2010:

                    	                      MH Elite Small Cap       MH Elite        MH Elite Select
                   Valuation Inputs              Fund of Funds       Fund of Funds   Portfolio of Funds
Level 1 - Quoted prices 	                  $ 3,673,596	      $ 5,887,914	 $ 3,823,707
Level 2 - Other significant observable inputs 	            -	                -	           -
Level 3 - Significant unobservable inputs 	            -	                -	           -
Total 	                                          $ 3,673,596	      $ 5,887,914	 $ 3,823,707

The Funds adopted Financial Accounting Standards Board (FASB) issued
FASB Interpretation No. 48 Accounting for Uncertainty in Income Taxes on January 1, 2007. FASB Interpretation No. 48 requires the tax effects of certain tax positions to be recognized. These tax positions must meet a "more likely than not" standard that based on their technical merits have a more than fifty percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Funds does not believe that any adjustments were necessary to the financial statements at adoption.




Item 2: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant's internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



Item 3:
                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.




(Registrant)    MH Elite Portfolio of Funds, Inc.

By (Signature and Title)         /s/ Jeff Holcombe

                                Jeff Holcombe Vice President


Date: May 24, 2010